Regulatory Matters - Summary of Virginia Power Electric Transmission Project Applied (Detail) - Virginia Electric and Power Company $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) mi kV
Elmont-Ladysmith rebuild and related projects in the Counties of Hanover and Caroline, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2021-04
Approval Date	2022-04
Type of Line | kV	500
Miles of Lines | mi	26
Cost Estimate | $	$ 95
Rebuild transmission lines and related projects in the City of Staunton and County of Augusta, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2021-11
Approval Date	2022-08
Type of Line | kV	230
Miles of Lines | mi	21
Cost Estimate | $	$ 45
Build new Dulles Towne Center substation and line loop in the County of Loudoun, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2021-12
Approval Date	2022-07
Type of Line | kV	230
Miles of Lines | mi	1
Cost Estimate | $	$ 105
Build new Aviator substation and line loop in the County of Loudoun, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-02
Approval Date	2022-11
Type of Line | kV	230
Miles of Lines | mi	1
Cost Estimate | $	$ 80
Nimbus line loop and substation and new 230 kV line in the County of Loudon, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-02
Approval Date	2022-10
Type of Line | kV	230
Miles of Lines | mi	1
Cost Estimate | $	$ 40
Partial rebuild of Bristers-Ox 115 kV line in Fauquier and Prince William Counties, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Type of Line | kV	115
Miles of Lines | mi	15
Cost Estimate | $	$ 40
Construct new switching station, substations, transmission lines and related projects in Lunenberg and Mecklenburg Counties Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Type of Line | kV	230
Miles of Lines | mi	18
Cost Estimate | $	$ 230
Construct new switching station, substation, transmission lines and related projects in Charlotte, Halifax and Mecklenburg Counties, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Type of Line | kV	230
Miles of Lines | mi	26
Cost Estimate | $	$ 215
Construct new Mars and Wishing Star substations, transmission lines and related projects in Loudoun County, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-10
Type of Line	500/230 kV
Miles of Lines | mi	4
Cost Estimate | $	$ 720
Construct new Altair switching station, transmission lines and related projects in Loudoun County, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-11
Type of Line	230 kV
Miles of Lines | mi	2
Cost Estimate | $	$ 50
Construct new Cirrus and Keyser switching stations, transmission lines and related projects in Culpeper, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2022-11
Type of Line	230 kV
Miles of Lines | mi	5
Cost Estimate | $	$ 65